Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund II
Entity Central Index Key	0000890540
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000015937
Shareholder Report [Line Items]
Fund Name	Champlain Small Company Fund
Class Name	Advisor Shares
Trading Symbol	CIPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Advisor Shares of the Champlain Small Company Fund (the "Fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://cipvt.com/documents/. You can also request this information by contacting us at 1-866-773-3238.
Additional Information Phone Number	1-866-773-3238
Additional Information Website	https://cipvt.com/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Champlain Small Company Fund, Advisor Shares	$61	1.24%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.24%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,717,504,548
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 7,427,814
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,717,504,548	82	$7,427,814	28%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Materials	0.9%
Cash Equivalents	1.3%
Consumer Discretionary	9.4%
Consumer Staples	10.0%
Health Care	15.4%
Financials	18.7%
Information Technology	20.4%
Industrials	23.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
MSA Safety	2.4%
Pure Storage, Cl A	2.2%
ESAB	2.1%
Onestream, Cl A	2.0%
ServisFirst Bancshares	2.0%
Confluent, Cl A	2.0%
Baldwin Insurance Group, Cl A	2.0%
First Financial Bankshares	1.9%
iRhythm Technologies	1.9%
elf Beauty	1.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-773-3238
Updated Prospectus Web Address	https://cipvt.com/documents/
C000173316
Shareholder Report [Line Items]
Fund Name	Champlain Small Company Fund
Class Name	Institutional Shares
Trading Symbol	CIPNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Shares of the Champlain Small Company Fund (the "Fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://cipvt.com/documents/. You can also request this information by contacting us at 1-866-773-3238.
Additional Information Phone Number	1-866-773-3238
Additional Information Website	https://cipvt.com/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Champlain Small Company Fund, Institutional Shares	$49	0.99%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,717,504,548
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 7,427,814
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,717,504,548	82	$7,427,814	28%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Materials	0.9%
Cash Equivalents	1.3%
Consumer Discretionary	9.4%
Consumer Staples	10.0%
Health Care	15.4%
Financials	18.7%
Information Technology	20.4%
Industrials	23.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
MSA Safety	2.4%
Pure Storage, Cl A	2.2%
ESAB	2.1%
Onestream, Cl A	2.0%
ServisFirst Bancshares	2.0%
Confluent, Cl A	2.0%
Baldwin Insurance Group, Cl A	2.0%
First Financial Bankshares	1.9%
iRhythm Technologies	1.9%
elf Beauty	1.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-773-3238
Updated Prospectus Web Address	https://cipvt.com/documents/
C000065363
Shareholder Report [Line Items]
Fund Name	Champlain Mid Cap Fund
Class Name	Advisor Shares
Trading Symbol	CIPMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Advisor Shares of the Champlain Mid Cap Fund (the "Fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://cipvt.com/documents/. You can also request this information by contacting us at 1-866-773-3238.
Additional Information Phone Number	1-866-773-3238
Additional Information Website	https://cipvt.com/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Champlain Mid Cap Fund, Advisor Shares	$55	1.10%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 3,926,690,969
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 14,654,708
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,926,690,969	73	$14,654,708	23%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Communication Services	1.0%
Cash Equivalents	2.1%
Consumer Discretionary	6.2%
Consumer Staples	8.7%
Financials	15.9%
Health Care	18.9%
Information Technology	22.5%
Industrials	24.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AMETEK	2.2%
Xylem	2.2%
Pure Storage, Cl A	2.0%
Confluent, Cl A	2.0%
elf Beauty	1.9%
Workday, Cl A	1.9%
Nutanix, Cl A	1.9%
IDEX	1.9%
Nordson	1.9%
Edwards Lifesciences	1.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-773-3238
Updated Prospectus Web Address	https://cipvt.com/documents/
C000096284
Shareholder Report [Line Items]
Fund Name	Champlain Mid Cap Fund
Class Name	Institutional Shares
Trading Symbol	CIPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Shares of the Champlain Mid Cap Fund (the "Fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://cipvt.com/documents/. You can also request this information by contacting us at 1-866-773-3238.
Additional Information Phone Number	1-866-773-3238
Additional Information Website	https://cipvt.com/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Champlain Mid Cap Fund, Institutional Shares	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 3,926,690,969
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 14,654,708
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,926,690,969	73	$14,654,708	23%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Communication Services	1.0%
Cash Equivalents	2.1%
Consumer Discretionary	6.2%
Consumer Staples	8.7%
Financials	15.9%
Health Care	18.9%
Information Technology	22.5%
Industrials	24.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AMETEK	2.2%
Xylem	2.2%
Pure Storage, Cl A	2.0%
Confluent, Cl A	2.0%
elf Beauty	1.9%
Workday, Cl A	1.9%
Nutanix, Cl A	1.9%
IDEX	1.9%
Nordson	1.9%
Edwards Lifesciences	1.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-773-3238
Updated Prospectus Web Address	https://cipvt.com/documents/
C000245657
Shareholder Report [Line Items]
Fund Name	Champlain Strategic Focus Fund
Class Name	Institutional Shares
Trading Symbol	CIPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Shares of the Champlain Strategic Focus Fund (the "Fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://cipvt.com/documents/. You can also request this information by contacting us at 1-866-773-3238.
Additional Information Phone Number	1-866-773-3238
Additional Information Website	https://cipvt.com/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Champlain Strategic Focus Fund, Institutional Shares	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 4,039,516
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$4,039,516	28	$-	21%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Cash Equivalent	1.8%
Consumer Staples	3.9%
Consumer Discretionary	3.9%
Financials	9.6%
Health Care	17.9%
Industrials	22.3%
Information Technology	40.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Pure Storage, Cl A	7.4%
Veeva Systems, Cl A	6.7%
Zscaler	6.2%
Okta, Cl A	4.9%
Mettler Toledo International	4.5%
Datadog, Cl A	4.5%
Fastenal	4.1%
MSCI, Cl A	4.0%
Ulta Beauty	3.9%
elf Beauty	3.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-773-3238
Updated Prospectus Web Address	https://cipvt.com/documents/